Segment Reporting (Details) - segment	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Reportable segment	1	1
Operating Segment	1	1
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The Company’s Chief Operating Decision Maker (CODM), its Chief Executive Officer (CEO), reviews the consolidated results of operations when making decisions about allocating resources and assessing the performance of the Company as a whole and, hence, the Company has only one reportable segment.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer